Transactions with Related Parties (Tables)	12 Months Ended
Dec. 31, 2018
Related Party Transactions [Abstract]
Schedule of Amounts Charged by Maritime Included in the Accompanying Consolidated Statements of Comprehensive Loss

The following amounts were charged by Maritime pursuant to the head management and ship-management agreements with the Company, and are included in the accompanying consolidated statements of comprehensive loss:

	Year Ended December 31,
	2016	2017	2018
Included in Voyage related costs and commissions
Charter hire commissions	$316	$368	$354

Included in Management fees, related parties
Ship-management Fees	631	712	720

Included in General and administrative expenses
Administration Fees	1,600	1,600	1,618

Total	$2,547	$2,680	$2,692